Impairment (Tables)	6 Months Ended
Jun. 30, 2024
Impairment
Schedule of statement of income

Statement of income	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Impairment (losses) reversals	46	(404)	37	(401)
Impairment of equity-accounted investments	18	1	1	−
Net effect within the statement of income	64	(403)	38	(401)
Losses	(6)	(453)	(1)	(428)
Reversals	70	50	39	27

Schedule of statement of financial position

Statement of financial position	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Property, plant and equipment	50	(404)	37	(401)
Assets classified as held for sale	8	−	−	−
Investments	6	1	1	−
Net effect within the statement of financial position	64	(403)	38	(401)